accounting policy developments - Impacts of application of IFRS 16, Consolidated statement of cash flows (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES
Net income	$ 520	$ 397	$ 957	$ 809
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	633	559	1,250	1,109
Deferred income taxes	(39)	14	(8)	21
All other operating activity line items - outflows			(249)
All other operating activity line items - inflows	46
Cash provided by operating activities	1,160	1,206	1,950	2,044
INVESTING ACTIVITIES
Cash used by investing activities	(1,600)	(795)	(2,562)	(1,727)
FINANCING ACTIVITIES
Redemptions and repayment of long-term debt	(1,617)	(1,147)	(2,534)	(3,042)
All other financing activity line items	1,686		2,949
Cash flows from (used in) financing activities	69	(143)	415	(143)
CASH POSITION
Decrease in cash and temporary investments, net	(371)	268	(197)	174
Supplemental Cash Flow Information Operating Cash Flows [Abstract]
Interest paid	(147)	$ (130)	(326)	$ (280)
Excluding effects of IFRS 16
OPERATING ACTIVITIES
Net income	517		939
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	587		1,156
Deferred income taxes	(41)		(15)
All other operating activity line items - outflows			(257)
All other operating activity line items - inflows	45
Cash provided by operating activities	1,108		1,823
INVESTING ACTIVITIES
Cash used by investing activities	(1,600)		(2,562)
FINANCING ACTIVITIES
Redemptions and repayment of long-term debt	(1,565)		(2,407)
All other financing activity line items	1,686		2,949
Cash flows from (used in) financing activities	121		542
CASH POSITION
Decrease in cash and temporary investments, net	(371)		(197)
Supplemental Cash Flow Information Operating Cash Flows [Abstract]
Interest paid	(131)		(295)
IFRS 16 effects
OPERATING ACTIVITIES
Net income	3		18
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	46		94
Deferred income taxes	2		7
All other operating activity line items - outflows			8
All other operating activity line items - inflows	1
Cash provided by operating activities	52		127
FINANCING ACTIVITIES
Redemptions and repayment of long-term debt	(52)		(127)
Cash flows from (used in) financing activities	(52)		(127)
Supplemental Cash Flow Information Operating Cash Flows [Abstract]
Interest paid	$ (16)		$ (31)